Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
Basic and diluted earnings per share have been calculated in accord
a
nce with ASC 260 on computation of earnings per share for each of the years
ended December 31, 2021, 2022 and 2023, are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
	(in thousands, except share and per share data)
Basic and diluted net earnings per share calculation
Numerator:
Net earnings(loss) attributable to ordinary shareholders, basic and diluted	450,144	355,201	(26,795)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted (1)	100,870,300	117,647,000	119,387,937
Net earnings per share attributable to ordinary shareholders:
Basic	4.46	3.02	(0.22)
Diluted	4.46	3.02	(0.22)
Note:

(1)	Retroactively restated for the stock subdivision as described in Note 1.